Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 123,587,346.02
Previously Paid Amount	0.00
Total Fee Amount	17,067.41
Total Offset Amount	0.00
Net Fee	$ 17,067.41